[EATON VANCE MANAGED INVESTMENTS(R) LOGO]

[GRAPHIC]

SEMIANNUAL REPORT JUNE 30, 2002
EATON VANCE SMALL-CAP GROWTH FUND
FORMERLY EATON VANCE SMALL COMPANY GROWTH FUND

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Security and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE SMALL-CAP GROWTH FUND as of June 30, 2002

[PHOTO OF EDWARD E. (JACK) SMILEY, JR.]
Edward E. (Jack) Smiley, Jr.
Portfolio Manager

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The U.S. economic recovery proceeded at a stubbornly slow pace during the six months ended June 30, 2002. Although housing remained fairly strong, worried consumers reined in their activities, while companies cut capital spending. GDP grew 1.1% in the second quarter of 2002, a rise from the 0.7% growth rate posted in the same quarter a year ago.

- Interest rates remained at historic lows. After lowering its Federal Funds rate by 475 basis points (4.75%) in 2001, the Federal Reserve maintained stable rates through the first half of 2002. While signaling that its next move would likely be to raise rates, the Fed has, to date, stayed its hand due to the weak recovery.

- The small-cap growth universe remained in a bear market. In addition to weak earnings, investor sentiment was depressed by the threat of terrorism and by troubling issues of corporate governance. On a more optimistic note, the market decline has set up what we believe are more reasonable valuations, as investors await an eventual recovery in the broad economy and corporate profits.

THE FUND

     PERFORMANCE FOR THE PAST SIX MONTHS

- The fund's class a shares had a total return of -22.64% during the six months ended June 30, 2002.(1) This return resulted from a decrease in net asset value (NAV) per share to $10.97 on June 30, 2002 from $14.18 on December 31, 2001.

- The Fund's Class B shares had a total return of -8.40% during the period from inception on May 7, 2002 through June 30, 2002.(1) This return resulted from a decrease in NAV to $9.16 on June 30, 2002 from $10.00 on May 1, 2002.

- The Fund's Class C shares had a total return of -10.90% during the period from inception on May 3, 2002 through June 30, 2002.(1) This return resulted from a decrease in NAV to $8.91 on June 30, 2002, from $10.00 on May 1, 2002.

     MANAGEMENT DISCUSSION

- Obviously, we are disappointed with the Fund's negative first-half returns. Moreover, the Fund's performance reflected a trend in which growth stocks lagged far behind value stocks. Mirroring that trend, the Fund's peer Lipper Small-Cap Growth Fund Classification had a -16.21% average return for the six months ending June 30, 2002, well below the 4.41% average return of the Small-Cap Value Fund Classification.(2)

- The Fund's disappointing first-half performance was due in large measure to the weakness in software and biotechnology. While biotech's long-term prospects remain impressive, the near-term earnings outlook proved somewhat weaker than expected. Meanwhile, the software sector was significantly impacted by reduced capital spending in a weaker business climate. We reduced the Portfolio's weighting in this group.

- In a volatile market environment, oil and gas exploration companies held up well. The Portfolio had investments in Noble Energy, XTO Energy, and Newfield Exploration, which showed positive returns for the six-month period. The companies engage in a wide range of oil and gas exploration activities in the U.S. and abroad.

- Small-cap growth stocks have frequently underperformed during prolonged market declines. However, their relatively small size and flexibility has historically enabled these companies to re-establish their superior earnings momentum rapidly after the economy has reached a cyclical bottom. The Portfolio remains well diversified across industry sectors, which should help the Fund participate in an eventual recovery.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION AS OF JUNE 30, 2002

PERFORMANCE(3)                                                                     CLASS A   CLASS B  CLASS C
-------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------------------------------------
One Year                                                                           -32.24%     N.A.     N.A.
Five Years                                                                           9.99      N.A.     N.A.
Life of Fund+                                                                       10.53     -8.40   -10.90
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------------------------------------
One Year                                                                           -36.15%     N.A.     N.A.
Five Years                                                                           8.69      N.A.     N.A.
Life of Fund+                                                                        9.34     -8.40   -10.90

+    Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02

TEN LARGEST HOLDINGS(4)
---------------------------------------------------------
Charles River Laboratories International, Inc.       1.8%
Catapult Communications Corp.                        1.8
LifePoint Hospitals, Inc.                            1.6
Duane Reade, Inc.                                    1.6
Lin TVCorp., Class A                                 1.5
XTO Energy, Inc.                                     1.5
Entercom Communications Corp..                       1.5
Stericycle, Inc.                                     1.5
Affymetrix, Inc.                                     1.5
Acxiom Corp.                                         1.5

(1) This return does not include the Fund's maximum 5.75% sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2)  It is not possible to invest directly in an Index or a Lipper
     Classification.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. 1-year SEC return for Class C shares include a 1% CDSC.

(4) Based on market value. Ten largest holdings represent 15.8% of the Portfolio's net assets. Holdings are subject to change. The Fund was formerly named Eaton Vance Small Company Growth Fund.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investment in Small-Cap Growth
   Portfolio, at value
   (identified cost, $10,772,348)         $10,532,177
Receivable for Fund shares sold                44,719
Receivable from the Administrator              22,076
Prepaid expenses                               35,495
-----------------------------------------------------
TOTAL ASSETS                              $10,634,467
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    23,340
Payable to affiliate for service fees              27
Accrued expenses                               17,383
-----------------------------------------------------
TOTAL LIABILITIES                         $    40,750
-----------------------------------------------------
NET ASSETS                                $10,593,717
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $14,483,910
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,559,971)
Accumulated net investment loss               (90,051)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                          (240,171)
-----------------------------------------------------
TOTAL                                     $10,593,717
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $10,281,667
SHARES OUTSTANDING                            937,643
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.97
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.97)      $     11.64
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $    56,553
SHARES OUTSTANDING                              6,174
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.16
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $   255,497
SHARES OUTSTANDING                             28,673
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.91
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $     8,097
Dividends allocated from Portfolio
   (net of foreign taxes, $230)                 6,171
Expenses allocated from Portfolio             (60,332)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (46,064)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Administration fee                        $     7,820
Trustees' fees and expenses                       101
Distribution and service fees
   Class A                                     12,975
   Class B                                         57
   Class C                                        182
Legal and accounting services                  14,887
Transfer and dividend disbursing agent
   fees                                        12,020
Registration fees                               9,207
Custodian fee                                   5,918
Printing and postage                            5,846
Miscellaneous                                   4,870
-----------------------------------------------------
TOTAL EXPENSES                            $    73,883
-----------------------------------------------------
Deduct --
   Preliminary waiver and reimbursement
      of expenses by the Administrator    $    29,896
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    29,896
-----------------------------------------------------

NET EXPENSES                              $    43,987
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (90,051)
-----------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,548,158)
   Net increase from payments by
      affiliates for net losses realized
      on the disposal of investments in
      violation of restrictions                 5,486
   Foreign currency transactions                 (125)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,542,797)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,067,622)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,067,622)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,610,419)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,700,470)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          JUNE 30, 2002     YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (90,051) $         (76,484)
   Net realized loss                            (1,542,797)        (1,810,657)
   Net change in unrealized appreciation
      (depreciation)                            (1,067,622)           785,328
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (2,700,470) $      (1,101,813)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      5,229,931  $      10,121,309
      Class B                                       67,387                 --
      Class C                                      270,238                 --
   Cost of shares redeemed
      Class A                                   (1,816,324)        (2,137,084)
      Class B                                       (6,850)                --
      Class C                                       (1,242)                --
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      3,743,140  $       7,984,225
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,042,670  $       6,882,412
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $      9,551,047  $       2,668,635
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     10,593,717  $       9,551,047
-----------------------------------------------------------------------------

Accumulated net investment loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        (90,051) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS A
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999        1998(1)        1997
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $14.180           $18.700        $22.630      $12.440       $10.830      $10.000
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.108)          $(0.192)       $(0.303)     $ 0.034       $ 0.028      $ 0.017
Net realized and unrealized
   gain (loss)                         (3.102)           (4.328)       1.781(2)      13.149         1.612        1.871
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(3.210)          $(4.520)       $ 1.478      $13.183       $ 1.640      $ 1.888
-----------------------------------------------------------------------------------------------------------------------

Less distributions*
-----------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $    --      $(0.028)      $(0.030)     $    --
From net realized gain                     --                --         (5.408)      (2.965)           --       (1.058)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $(5.408)     $(2.993)      $(0.030)     $(1.058)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.970           $14.180        $18.700      $22.630       $12.440      $10.830
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (22.64)%(4)       (24.17)%         2.83%      109.14%        15.16%       19.26%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,282           $ 9,551        $ 2,669      $   738       $   368      $   307
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       2.00%(6)          1.70%          1.89%        0.23%         0.13%        0.18%
   Net expenses after
      custodian fee
      reduction(5)                       2.00%(6)          1.70%          1.70%          --            --           --
   Net investment income
      (loss)                            (1.72)%(6)        (1.36)%        (1.34)%       0.22%         0.25%        0.18%
Portfolio Turnover of the
   Portfolio                              130%              117%            89%*         --            --           --
Portfolio Turnover of the
   Fund(7)                                 --                --             93%         149%          122%           2%
-----------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a waiver of the investment adviser fee, and a waiver and/or reimbursement of expenses by the Administrator or Adviser. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           2.57%(6)          2.76%          7.24%        7.79%         9.93%       10.31%
   Expenses after custodian
      fee reduction(5)                   2.57%(6)          2.76%          7.05%        7.56%         9.81%       10.13%
   Net investment loss                  (2.29)%(6)        (2.43)%        (6.69)%      (7.34)%       (9.56)%      (9.95)%
Net investment loss per share         $(0.144)          $(0.342)       $(1.510)     $(1.094)      $(1.300)     $(0.900)
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because on timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) For the period ended June 30, 2002, 0.07% of the total return consists of a voluntary reimbursement by the adviser for realized investment losses on investments not meeting the investment restrictions. Excluding the reimbursement, total return would have been (22.71)%.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses since May 1, 2000.
 (6)  Annualized.
 (7) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       CLASS B
                                  -----------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2002
                                  (UNAUDITED)(1)(2)
---------------------------------------------------
Net asset value -- Beginning
   of period                           $10.000
---------------------------------------------------

Income (loss) from operations
---------------------------------------------------
Net investment loss                    $(0.036)
Net realized and unrealized
   loss                                 (0.804)
---------------------------------------------------
TOTAL LOSS FROM OPERATIONS             $(0.840)
---------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.160
---------------------------------------------------

TOTAL RETURN(3)                          (8.40)%
---------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------
Net assets, end of period
   (000's omitted)                     $    57
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.75%(5)
   Net investment loss                   (2.50)%(5)
Portfolio Turnover of the
   Portfolio                               130%
---------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            3.95%(5)
   Net investment loss                   (3.70)%(5)
Net investment loss per share          $(0.053)
---------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from commencement of offering of Class B shares, May 7, 2002 to June 30, 2002.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       CLASS C
                                  -----------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2002
                                  (UNAUDITED)(1)(2)
---------------------------------------------------
Net asset value -- Beginning
   of period                           $10.000
---------------------------------------------------

Income (loss) from operations
---------------------------------------------------
Net investment loss                    $(0.036)
Net realized and unrealized
   loss                                 (1.054)
---------------------------------------------------
TOTAL LOSS FROM OPERATIONS             $(1.090)
---------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.910
---------------------------------------------------

TOTAL RETURN(3)                         (10.90)%
---------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   255
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.75%(5)
   Net investment loss                   (2.44)%(5)
Portfolio Turnover of the
   Portfolio                               130%
---------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            4.02%(5)
   Net investment loss                   (3.71)%(5)
Net investment loss per share          $(0.055)
---------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from commencement of offering of Class C shares, May 3, 2002 to June 30, 2002.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small-Cap Growth Fund (formerly Eaton Vance Small Company Growth
   Fund) (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class-represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Growth Portfolio (formerly Small Company Growth Portfolio) (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (59.3% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Fund's and Portfolio's respective Statements of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $1,641,601 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, net capital losses of $258,866 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   substantially all of the net investment income allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains allocated to the Fund by the Portfolio, (reduced by any available capital loss carryforwards from prior years) if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS A                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            409,980              691,030
    Redemptions                                     (145,938)            (160,170)
    --------------------------------------------------------------------------------
    NET INCREASE                                     264,042              530,860
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002
    CLASS B                                    (UNAUDITED)(1)
    ----------------------------------------------------------------------------
    Sales                                             6,856
    Redemptions                                        (682)
    ----------------------------------------------------------------------------
    NET INCREASE                                      6,174
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002
    CLASS C                                    (UNAUDITED)(2)
    ----------------------------------------------------------------------------
    Sales                                            28,813
    Redemptions                                        (140)
    ----------------------------------------------------------------------------
    NET INCREASE                                     28,673
    ----------------------------------------------------------------------------

 (1) For the period from commencement of offering of Class B shares, May 7, 2002 to June 30, 2002.
 (2) For the period from commencement of offering of Class C shares, May 3, 2002 to June 30, 2002.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $7,820 for the six months ended June 30, 2002 all of which was waived. Additionally, EVM voluntarily agreed to reimburse the Fund's operating expenses to the extent that they exceed 2.00% for Class A and 2.75% for Class B and C, after custodian fee credits, of the Fund's average daily net assets. For the six months ended June 30, 2002 the reimbursement amounted to $22,076. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. Additionally, the adviser fully reimbursed the Portfolio for losses on transactions not meeting the Portfolio's investment guidelines. For the six months ended June 30, 2002, the amount reimbursed to the Portfolio, which was allocated to the Fund, was $5,486. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $15,888 as its portion of the sales charge on sales of shares for the six months ended June 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $43 and $137 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2002, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $1,000 and $12,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2002 amounted to $12,975, $14, and $45 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. There were no CDSC charges paid by shareholders for Class B shares and Class C shares for the six months ended June 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $5,656,161 and $1,864,893, respectively, for the six months ended June 30, 2002.

8 Name Change
-------------------------------------------
   Effective May 1, 2002, Eaton Vance Small Company Growth Fund changed its name to Eaton Vance Small-Cap Growth Fund.

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.2%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           1,700      $    37,009
----------------------------------------------------------------------
                                                           $    37,009
----------------------------------------------------------------------
Auto and Parts -- 2.0%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                     3,000      $   163,530
O'Reilly Automotive, Inc.(1)                    7,100          195,676
----------------------------------------------------------------------
                                                           $   359,206
----------------------------------------------------------------------
Banks -- 1.1%
----------------------------------------------------------------------
Corus Bankshares, Inc.                          2,300      $   105,614
CVB Financial Corp.                             4,000           90,840
----------------------------------------------------------------------
                                                           $   196,454
----------------------------------------------------------------------
Broadcasting and Radio -- 4.4%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                              6,000      $   144,600
Cumulus Media, Inc., Class A(1)                 7,700          106,106
Entercom Communications Corp.(1)                5,800          266,220
Lin TV Corp., Class A(1)                       10,000          270,400
----------------------------------------------------------------------
                                                           $   787,326
----------------------------------------------------------------------
Business Services -- 8.3%
----------------------------------------------------------------------
Corporate Executive Board Co.(1)                3,000      $   102,750
Fair, Isaac and Co., Inc.                       6,750          221,873
Heidrick and Struggles International,
Inc.(1)                                         6,000          119,820
Hewitt Associates, Inc., Class A(1)             7,700          180,180
Hotels.com, Class A(1)                          3,500          147,805
Insight Enterprises, Inc.(1)                    6,000          151,140
Iron Mountain, Inc.(1)                          3,000           92,550
On Assignment, Inc.(1)                          7,000          124,600
Pegasus Solutions, Inc.(1)                      7,000          122,500
United Stationers, Inc.(1)                      7,000          212,800
----------------------------------------------------------------------
                                                           $ 1,476,018
----------------------------------------------------------------------
Communications Equipment -- 1.0%
----------------------------------------------------------------------
Bell Microproducts, Inc.(1)                     7,600      $    61,180
Newport Corp.(1)                                2,500           39,150
Tekelec(1)                                      9,000           72,270
----------------------------------------------------------------------
                                                           $   172,600
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 3.3%
----------------------------------------------------------------------
Activision, Inc.(1)                             3,000      $    87,180
Mercury Interactive Corp.(1)                    1,500           34,440
Retek, Inc.(1)                                 10,000          243,000
SERENA Software, Inc.(1)                        7,000           95,881
THQ, Inc.(1)                                    4,000          119,280
----------------------------------------------------------------------
                                                           $   579,781
----------------------------------------------------------------------
Education -- 2.1%
----------------------------------------------------------------------
Career Education Corp.(1)                       3,000      $   135,000
Corinthian Colleges, Inc.(1)                    7,000          237,230
----------------------------------------------------------------------
                                                           $   372,230
----------------------------------------------------------------------
Electronics - Instruments -- 2.1%
----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                  1,400      $    40,600
FLIR Systems, Inc.(1)                           6,000          251,820
Keithley Instruments, Inc.                      5,000           72,200
----------------------------------------------------------------------
                                                           $   364,620
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.6%
----------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)             2,000      $    44,360
Cree, Inc.(1)                                   7,400           97,902
Exar Corp.(1)                                   9,000          177,480
Pericom Semiconductor Corp.(1)                  4,000           46,360
Silicon Laboratories, Inc.(1)                   7,000          195,930
Zoran Corp.(1)                                  3,700           84,767
----------------------------------------------------------------------
                                                           $   646,799
----------------------------------------------------------------------
Energy Services -- 0.3%
----------------------------------------------------------------------
AstroPower, Inc.(1)                             3,000      $    58,920
----------------------------------------------------------------------
                                                           $    58,920
----------------------------------------------------------------------
Food - Wholesale / Distribution -- 1.0%
----------------------------------------------------------------------
Performance Food Group Co.(1)                   5,000      $   169,300
----------------------------------------------------------------------
                                                           $   169,300
----------------------------------------------------------------------
Forest Products -- 0.8%
----------------------------------------------------------------------
Rayonier, Inc.                                  3,000      $   147,390
----------------------------------------------------------------------
                                                           $   147,390
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Health Services -- 6.3%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                         5,000      $   230,700
AmeriPath, Inc.(1)                              1,300           29,159
LifePoint Hospitals, Inc.(1)                    8,000          290,480
MedQuist, Inc.(1)                               8,000          212,960
Province Healthcare Co.(1)                     10,000          223,600
Renal Care Group, Inc.(1)                       4,000          124,600
----------------------------------------------------------------------
                                                           $ 1,111,499
----------------------------------------------------------------------
Information Services -- 6.8%
----------------------------------------------------------------------
Acxiom Corp.(1)                                15,000      $   262,350
BISYS Group, Inc. (The)(1)                      2,000           66,600
CACI International, Inc., Class A(1)            5,500          210,045
Identix, Inc.(1)                               20,154          147,104
Keane, Inc.(1)                                  8,000           99,200
MICROS Systems, Inc.(1)                         6,000          166,260
PEC Solutions, Inc.(1)                         10,500          251,160
----------------------------------------------------------------------
                                                           $ 1,202,719
----------------------------------------------------------------------
Internet - Software -- 1.1%
----------------------------------------------------------------------
Network Associates, Inc.(1)                     3,000      $    57,810
TIBCO Software, Inc.(1)                        25,000          139,000
----------------------------------------------------------------------
                                                           $   196,810
----------------------------------------------------------------------
Internet Services -- 2.4%
----------------------------------------------------------------------
Alloy, Inc.(1)                                 10,000      $   144,400
Overture Services, Inc.(1)                      3,000           73,200
Websense, Inc.(1)                               8,000          204,560
----------------------------------------------------------------------
                                                           $   422,160
----------------------------------------------------------------------
Investment Services -- 1.3%
----------------------------------------------------------------------
Federal Agricultural Mortgage Corp.(1)          4,000      $   106,800
Waddell & Reed Financial, Inc., Class A         5,500          126,060
----------------------------------------------------------------------
                                                           $   232,860
----------------------------------------------------------------------
Manufacturing -- 0.8%
----------------------------------------------------------------------
Roper Industries, Inc.                          4,000      $   149,200
----------------------------------------------------------------------
                                                           $   149,200
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 6.2%
----------------------------------------------------------------------
Abgenix, Inc.(1)                                8,000      $    78,400
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
Adolor Corp.(1)                                 4,000           45,040
Affymetrix, Inc.(1)                            11,000          263,890
Cephalon, Inc.(1)                               1,500           67,800
Charles River Laboratories
International, Inc.(1)                          9,000          315,450
deCode Genetics, Inc.(1)                        8,000           37,440
Neurocrine Biosciences, Inc.(1)                   900           25,785
Sepracor, Inc.(1)                               5,000           47,750
Tanox, Inc.(1)                                  6,500           70,395
Transkaryotic Therapies, Inc.(1)                3,000          108,150
XOMA Ltd.(1)                                   11,000           43,890
----------------------------------------------------------------------
                                                           $ 1,103,990
----------------------------------------------------------------------
Medical Products -- 2.6%
----------------------------------------------------------------------
Aradigm Corp.(1)                                7,000      $    30,541
Closure Medical Corp.(1)                        4,100           57,400
Diagnostic Products Corp.                       2,050           75,850
Given Imaging Ltd.(1)                           7,000           84,000
Resmed, Inc.(1)                                 2,800           82,320
Thoratec Corp.(1)                               6,251           56,196
Wright Medical Group, Inc.(1)                   4,000           80,640
----------------------------------------------------------------------
                                                           $   466,947
----------------------------------------------------------------------
Medical Services -- 2.0%
----------------------------------------------------------------------
Dianon Systems, Inc.(1)                         1,800      $    96,156
Stericycle, Inc.(1)                             7,500          265,575
----------------------------------------------------------------------
                                                           $   361,731
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                      12,000      $   162,000
Varco International, Inc.(1)                   13,000          228,020
----------------------------------------------------------------------
                                                           $   390,020
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.0%
----------------------------------------------------------------------
Clayton Williams Energy, Inc.(1)               17,000      $   197,200
Hydril Co.(1)                                   2,500           67,000
Newfield Exploration Co.(1)                     3,600          133,812
Noble Energy, Inc.                              5,000          180,250
Quicksilver Resources, Inc.(1)                  5,000          129,250
Spinnaker Exploration Co.(1)                    4,000          144,080
Ultra Petroleum Corp.(1)                       17,000          129,030

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
----------------------------------------------------------------------
XTO Energy, Inc.                               13,000      $   267,800
----------------------------------------------------------------------
                                                           $ 1,248,422
----------------------------------------------------------------------
Publishing -- 0.9%
----------------------------------------------------------------------
McClatchy Co., (The) Class A                    2,400      $   154,200
----------------------------------------------------------------------
                                                           $   154,200
----------------------------------------------------------------------
Retail -- 0.9%
----------------------------------------------------------------------
GameStop Corp.(1)                               7,500      $   157,425
----------------------------------------------------------------------
                                                           $   157,425
----------------------------------------------------------------------
Retail - Food and Drug -- 3.5%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                            8,300      $   282,615
Flowers Foods, Inc.(1)                          8,300          214,555
Whole Foods Market, Inc.(1)                     2,500          120,550
----------------------------------------------------------------------
                                                           $   617,720
----------------------------------------------------------------------
Retail - Restaurants -- 3.6%
----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                        5,500      $   171,875
Applebee's International, Inc.                  9,000          204,840
Cheesecake Factory, Inc. (The)(1)               2,000           70,960
Sonic Corp.(1)                                  6,050          190,031
----------------------------------------------------------------------
                                                           $   637,706
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.7%
----------------------------------------------------------------------
99 Cents Only Stores(1)                         2,000      $    51,300
AnnTaylor Stores Corp.(1)                       7,000          177,730
Hot Topic, Inc.(1)                              9,000          240,390
Pacific Sunwear of California, Inc.(1)          8,000          177,360
Yankee Candle Co., Inc.(1)                      7,000          189,630
----------------------------------------------------------------------
                                                           $   836,410
----------------------------------------------------------------------
Semiconductor Equipment -- 3.3%
----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(1)                  1,500      $    38,340
Cabot Microelectronics Corp.(1)                 3,000          129,480
CoorsTek, Inc.(1)                               1,500           46,365
Rudolph Technologies, Inc.(1)                   5,000          124,650
Varian Semiconductor Equipment
Associates, Inc.(1)                             7,200          244,296
----------------------------------------------------------------------
                                                           $   583,131
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software Services -- 2.9%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)              15,000      $    92,700
FileNET Corp.(1)                                6,000           87,000
J.D. Edwards & Co.(1)                          17,000          206,550
Manhattan Associates, Inc.(1)                   4,000          128,640
----------------------------------------------------------------------
                                                           $   514,890
----------------------------------------------------------------------
Telecommunications - Services -- 2.8%
----------------------------------------------------------------------
Catapult Communications Corp.(1)               14,300      $   312,755
Crown Castle International Corp.(1)            21,500           84,495
DSP Group, Inc.(1)                              2,800           54,880
Tollgrade Communications, Inc.(1)               3,000           44,010
----------------------------------------------------------------------
                                                           $   496,140
----------------------------------------------------------------------
Transportation -- 1.5%
----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              11,000      $   256,300
----------------------------------------------------------------------
                                                           $   256,300
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $16,678,413)                           $16,507,933
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Discount Note, 1.88%, 7/1/02                  $ 1,705      $ 1,704,997
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,704,997)                         $ 1,704,997
----------------------------------------------------------------------
Total Investments -- 102.6%
   (identified cost $18,383,410)                           $18,212,930
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.6)%                   $  (457,581)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $17,755,349
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $18,383,410)                           $18,212,930
Cash                                              394
Receivable for investments sold               308,382
Interest and dividends receivable               1,061
Prepaid expenses                                   42
-----------------------------------------------------
TOTAL ASSETS                              $18,522,809
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   755,447
Accrued expenses                               12,013
-----------------------------------------------------
TOTAL LIABILITIES                         $   767,460
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,755,349
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,925,829
Net unrealized depreciation (computed on
   the basis of identified cost)             (170,480)
-----------------------------------------------------
TOTAL                                     $17,755,349
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Interest                                  $    14,932
Dividends (net of foreign taxes, $423)         11,566
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    26,498
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    72,709
Trustees' fees and expenses                       101
Custodian fee                                  27,883
Legal and accounting services                   9,199
Miscellaneous                                   1,639
-----------------------------------------------------
TOTAL EXPENSES                            $   111,531
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (85,033)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,755,974)
   Net increase from payments by
      affiliates for net losses realized
      on disposal of investments in
      violation of restrictions                 9,252
   Foreign currency transactions                 (238)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,746,960)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,061,520)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,061,520)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,808,480)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,893,513)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (85,033) $        (111,687)
   Net realized loss                            (2,746,960)        (4,258,367)
   Net change in unrealized appreciation
      (depreciation)                            (2,061,520)         1,935,749
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (4,893,513) $      (2,434,305)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,824,217  $      18,252,466
   Withdrawals                                  (4,233,567)        (3,294,680)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      3,590,650  $      14,957,786
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (1,302,863) $      12,523,481
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     19,058,212  $       6,534,731
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     17,755,349  $      19,058,212
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------
                                  (UNAUDITED)           2001        2000(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Net expenses                          1.16%(2)        1.23%        2.22%(2)
   Net expenses after
      custodian fee reduction            1.16%(2)        1.23%        2.07%(2)
   Net investment loss                  (0.88)%(2)      (0.88)%      (1.58)%(2)
Portfolio Turnover                        130%            117%          89%
-----------------------------------------------------------------------------
TOTAL RETURN*                          (22.30)%        (23.80)%         --
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $17,755         $19,058       $6,535
-----------------------------------------------------------------------------
+  The operating expenses of the Portfolio for the period ended December 31,
   2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                           2.96%(2)
   Expenses after custodian
      fee reduction                                                   2.81%(2)
   Net investment loss                                               (2.32)%(2)
-----------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Growth Portfolio (formerly Small Company Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the six months ended
   June 30, 2002, $17 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the fee was equivalent to 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $72,709. Additionally, the adviser fully reimbursed the Portfolio for losses on transactions not meeting the Portfolio's investment guidelines. For the six months ended
   June 30, 2002 the amount reimbursed to the Portfolio was $9,252. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2002, no amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $25,721,091 and $22,836,531, respectively, for the six months ended June 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,383,410
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,095,408
    Gross unrealized depreciation              (1,265,888)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (170,480)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

6 Name Change
-------------------------------------------
   Effective May 1, 2002, the Small Company Growth Portfolio changed its name to Small-Cap Growth Portfolio.

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE SMALL-CAP GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Duke Laflamme
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc. Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SMALL-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SMALL-CAP GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring yourfinancial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:

                                 1-800-262-1122


EATON VANCE SMALL-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

164-8/02                                                                  SCGSRC